Trade and other receivables	12 Months Ended
Jun. 30, 2026
Trade and other receivables
Trade and other receivables
22	Trade and other receivables

	2026	2025
for the year ended 30 June	Rm	Rm
Trade receivables	32 028	30 370
Other receivables (financial assets)[1]	6 019	5 333
Related party receivables	686	378
third parties	56	53
equity accounted investments	630	325
Impairment of trade and other receivables*	(770)	(901)
	37 963	35 180
Other receivables (non-financial assets)	1 862	89
Duties recoverable from customers	616	92
Prepaid expenses and other	2 046	1 995
Value added tax	3 375	2 730
	45 862	40 086
1

Other receivables include a receivable of R1,2 billion (2025: R1,4 billion) for the proceeds on disposal of Uzbekistan GTL LLC that reached specified capacity per sales agreement. This receivable is measured at fair value through profit or loss.

*Impairment of trade and other receivables

Trade receivables are considered for impairment under the expected credit loss model. Trade receivables are written off when there is no reasonable prospect that the customer will pay. Refer to note 35 for detail on the impairments recognised.

No individual customer represents more than 10% of the Group’s trade receivables.

Collateral

The Group holds no collateral over the trade receivables which can be sold or pledged to a third party.

Accounting policies:

Trade and other receivables are recognised initially at transaction price and subsequently stated at amortised cost using the effective interest rate method, less impairment losses. Other receivables that fail the business model and solely payments of principal and interest tests are classified at fair value through profit or loss. A simplified expected credit loss model is applied for recognition and measurement of impairments in trade receivables, where expected lifetime credit losses are recognised from initial recognition, with changes in loss allowances recognised in profit or loss. The group did not use a provisional matrix. Trade and other receivables are written off where there is no reasonable expectation of recovering amounts due. The trade receivables do not contain a significant financing component.